SCHEDULE OF AMORTIZED COST OF THE CONVERTIBLE NOTE (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
Convertible Note Principal- Issued in November 2024	$ 1,635,000
Debt issuance discount	(135,000)
Debt discount of fair value for pre-delivery Shares	(1,499,150)
Interest accrued in 2024	11,970
Convertible Notes Principal and accrued interest as of December 31, 2024	12,820
Interest accrued in 2025	40,137
Accrued interest paid upon conversion	(52,107)
Debt principal paid upon conversion	(1,635,000)
Amortization of debt discount upon conversion	1,634,150
Convertible Notes Principal and accrued interest as of December 31, 2025